Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
26.	SUBSEQUENT EVENTS

The Group has cash balance of $1,823 held by Silicon Valley Bank as of December 31, 2022. On March 10, 2023, the California Department of Financial Protection and Innovation closed Silicon Valley Bank and appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver. On March 12, 2023, the U.S. Department of the Treasury, the Federal Reserve and the FDIC released a joint statement confirming that all depositors of Silicon Valley Bank would have access to all of their money after only one business day of closure, including funds held in uninsured deposit accounts. The Group received full access to the funds in its deposit and money market accounts on March 13, 2023. On March 14, 2023, the Group wired out the majority of the cash balance deposit in Silicon Valley Bank to HSBC bank account located in Hong Kong within the Group and only $0.4 thousand left.

The Group has a payable related to a lawsuit due to a third-party company. The original debtor claimed that the Group has breached the previously agreed settlement agreement, and transferred the debt to the third-party company during the year ended December 31, 2021. On April 20, 2023, the Group entered into a settlement agreement with the third-party company regarding the payments. According to the agreement, the Group will settle the balance in several payments until March 2024.

On May 03, 2023, the Group received written notification from the Listing Qualifications Staff of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Group has not regained compliance with the minimum bid price of $1 required for continued listing on The Nasdaq Capital Market, as set forth in Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Requirement”).

The Group has engaged an advisory firm to request a hearing which will stay the suspension or delisting action pending the hearing and the expiration of any extension period granted by the Panel following the hearing. Consequently, the Group’s ordinary shares are expected to remain listed on The Nasdaq Capital Market at least until the Panel renders a decision following the hearing. There can be no assurance that the Panel will determine to continue the Company’s listing on the Nasdaq Capital Market or that the Group will timely evidence compliance with the terms of any extension that may be granted by the Panel following the hearing.